Current liabilities - Tax and social liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Personnel expenses	€ 855	€ 658
Social security expenses	831	1,202
Other taxes	94	138
Total tax and social liabilities	1,780	1,998
Social security liabilities	€ 171	€ 310